ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 7.4%

Investment Company – 0.1%
RIV Capital, Inc. (Canada)(a)	4,294,850	$619,931

Pharmaceuticals – 7.3%
Curaleaf Holdings, Inc.(a)	10,741,031	32,867,555
Hempfusion Wellness, Inc. (Canada)(a)(b)	7,964,631	8
TerrAscend Corp. (Canada)†(a)	24,740,034	31,914,644
Total Pharmaceuticals		64,782,207

Total Common Stocks (Cost $114,393,107)		65,402,138

MONEY MARKET FUND – 16.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(c) (Cost $147,313,827)	147,313,827	147,313,827

Total Investments – 24.0% (Cost $261,706,934)		212,715,965
Other Assets in Excess of Liabilities – 76.0%		674,404,846
Net Assets – 100.0%		$887,120,811

OBFR - Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Fair valued using significant unobservable inputs.
(c)	Rate shown reflects the 7-day yield as of September 30, 2024.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$65,402,130	$–	$8	$65,402,138
Money Market Fund	147,313,827	–	–	147,313,827
Swaps†	–	12,632,982	–	12,632,982
Total	$212,715,957	$12,632,982	$8	$225,348,947

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(3,719,530)	$–	$(3,719,530)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.1%
Pharmaceuticals	7.3
Money Market Fund	16.6
Total Investments	24.0
Other Assets in Excess of Liabilities	76.0
Net Assets	100.0%

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Total return swap contracts outstanding as of September 30, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	OBFR + 3.00%	Monthly	11/20/2026	$141,053	$121,500	$(19,553)
4Front Ventures ORD	OBFR + 1.75%	Monthly	11/20/2026	1,501,495	1,492,822	(8,673)
Acreage Holdings FX SUB VOT CL E ORD	OBFR + 1.75%	Monthly	11/20/2026	457,146	454,724	(2,422)
Acreage Holdings FX SUB VOT CL E ORD	OBFR + 3.00%	Monthly	9/22/2026	45,136	42,861	(2,275)
Ascend Well	OBFR + 1.75%	Monthly	11/20/2026	1,640,609	1,630,872	(9,737)
AYR Rights Offering	OBFR + 1.75%	Monthly	3/01/2026	1,727,902	1,718,474	(9,428)
AYR Rights Offering	OBFR + 3.00%	Monthly	3/01/2026	1,089,671	1,333,212	243,541
AYR Wellness	OBFR + 1.75%	Monthly	11/20/2026	12,559,714	12,503,417	(56,297)
AYR Wellness	OBFR + 3.00%	Monthly	11/20/2026	8,710,397	9,864,500	1,154,103
C21 Investments ORD	OBFR + 3.00%	Monthly	9/02/2026	278,836	27,600	(2,836)
C21 Investments ORD	OBFR + 1.75%	Monthly	8/25/2026	2,407,692	2,395,326	(12,366)
CANNABIST COMPANY HOLDING ORD	OBFR + 1.75%	Monthly	9/02/2026	9,237,937	9,192,146	(45,791)
CANNABIST COMPANY HOLDING ORD	OBFR + 3.00%	Monthly	9/02/2026	823,001	892,620	69,619
Cresco Labs ORD	OBFR + 3.00%	Monthly	9/02/2026	4,955,962	5,280,874	324,912
Cresco Labs ORD	OBFR + 1.75%	Monthly	11/20/2026	50,503,453	50,258,891	(244,563)
Curaleaf Holdings SUB VOT	OBFR + 1.75%	Monthly	11/20/2026	99,096,160	98,614,966	(481,194)
Curaleaf Holdings SUB VOT ORD	OBFR + 3.00%	Monthly	11/20/2026	10,585,018	11,099,844	514,826
Glass House Brands	OBFR + 1.75%	Monthly	11/20/2026	32,380,848	32,229,090	(151,758)
Glass House Brands	OBFR + 3.00%	Monthly	9/02/2026	6,936,129	7,590,000	653,871
Gold Flora Corp	OBFR + 1.75%	Monthly	9/22/2026	401,877	399,636	(2,241)
Green Thumb Industries SUB VOT	OBFR + 1.75%	Monthly	11/20/2026	194,341,969	193,406,649	(935,320)
Green Thumb Industries SUB VOT ORD	OBFR + 3.00%	Monthly	9/02/2026	23,968,498	25,761,000	1,792,502
Grown Rogue International	OBFR + 1.75%	Monthly	11/20/2026	1,541,707	1,534,610	(7,097)
Grown Rogue International	OBFR + 3.00%	Monthly	11/20/2026	1,059,883	1,204,000	144,117
Jushi Holdings CL B SUB VOT ORD	OBFR + 1.75%	Monthly	11/20/2026	10,217,011	10,165,649	(51,362)
Jushi Holdings CL B SUB VOT ORD	OBFR + 3.00%	Monthly	9/02/2026	1,270,817	1,361,982	91,165
Lowell Farms ORD	OBFR + 1.75%	Monthly	11/20/2026	6,344	6,268	(76)
Marimed ORD	OBFR + 1.75%	Monthly	11/20/2026	458,362	455,800	(2,562)
Marimed ORD	OBFR + 3.00%	Monthly	11/20/2026	321,503	322,156	653
Planet 13 Holdings ORD	OBFR + 1.75%	Monthly	11/20/2026	8,105,776	8,066,854	(38,922)
Planet 13 Holdings ORD	OBFR + 3.00%	Monthly	9/02/2026	1,460,938	1,398,000	(62,938)
Schwazze (Medicine Man Technologies)	OBFR + 3.00%	Monthly	11/20/2026	489,686	248,710	(240,976)
Terrascend ORD	OBFR + 1.75%	Monthly	11/20/2026	15,230,130	15,157,141	(72,989)
Terrascend ORD	OBFR + 3.00%	Monthly	11/20/2026	838,280	888,939	50,659
Trulieve Cannabis ORD	OBFR + 1.75%	Monthly	11/20/2026	191,562,207	190,856,422	(705,785)
Trulieve Cannabis ORD	OBFR + 3.00%	Monthly	9/02/2026	19,111,660	26,657,000	7,545,340
Vapen MJ Ventures ORD	OBFR + 1.75%	Monthly	8/25/2026	840,526	835,873	(4,653)
Vapen MJ Ventures ORD	OBFR + 3.00%	Monthly	8/25/2026	13,742	13,492	(250)
Verano Holdings ORD	OBFR + 1.75%	Monthly	11/20/2026	91,160,797	90,694,828	(465,969)
Verano Holdings ORD	OBFR + 3.00%	Monthly	9/02/2026	9,642,626	9,690,300	47,674
Vireo Health International ORD	OBFR + 1.75%	Monthly	11/20/2026	2,414,217	2,401,496	(12,721)
Vireo Health International ORD	OBFR + 3.00%	Monthly	11/20/2026	737,116	668,340	(68,776)
Net Unrealized Appreciation						$8,913,452

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2024, cash in the amount of $582,266,867 has been segregated as collateral from the broker for swap contracts.

ADVISORSHARES PURE US CANNABIS ETF
Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2024	Value at 9/30/2024	Dividend Income
TerrAscend Corp.	$32,548,937	$1,118,627	$(235,877)	$(25,364)	$(1,491,679)	24,740,034	$31,914,644	$–